Loans and Finance Receivables, Credit Quality Information and Allowances and Liabilities for Estimated Losses on Loans and Finance Receivables - Additional Information (Detail) - USD ($)
$ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Accounts Notes And Loans Receivable [Line Items]
Active consumer loans owned by third-party lenders	$ 31,500	$ 36,300	$ 34,900	$ 41,400
Accrual for losses on consumer loan guaranty obligations	$ 1,428	$ 1,576	$ 1,581	$ 2,047
Days for delinquent loans to be charged off	60 days
Minimum
Accounts Notes And Loans Receivable [Line Items]
Delinquent loans expiry period (in days)	1 day	1 day
Maximum
Accounts Notes And Loans Receivable [Line Items]
Delinquent loans expiry period (in days)	59 days	59 days